Revenue and segment information (Reportable segments' assets reconciled to total assets) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Reportable segments' assets [line items]
Assets	¥ 449,904,658	¥ 428,250,063
Impact of restatement under PRC GAAP in relation to business combination under common control [member]
Reportable segments' assets [line items]
Assets		1,402,511
Impact of other IFRS adjustments [member]
Reportable segments' assets [line items]
Assets	11,698,906	14,653,520
PRC GAAP | Investment in Huaneng Finance [member]
Reportable segments' assets [line items]
Assets	1,394,030	1,416,183
PRC GAAP | Deferred income tax assets [member]
Reportable segments' assets [line items]
Assets	2,996,690	3,271,488
PRC GAAP | Prepaid income tax [member]
Reportable segments' assets [line items]
Assets	133,090	139,617
PRC GAAP | Other equity instrument investments [member]
Reportable segments' assets [line items]
Assets	664,946	779,217
PRC GAAP | Corporate assets [member]
Reportable segments' assets [line items]
Assets	292,197	361,441
PRC GAAP | External revenue [member]
Reportable segments' assets [line items]
Assets	¥ 432,724,799	409,031,108
PRC GAAP | Total [member]
Reportable segments' assets [line items]
Assets		¥ 409,031,108